SCHEDULE OF FAIR VALUE MEASUREMENT OF CONTINGENT CONSIDERATION LIABILITY (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Contingent Consideration Liability
Contingent consideration liability	$ 1,308	$ 1,260
Contingent consideration liability change in fair value	(48)	66
Contingent consideration liability	$ 1,260	$ 1,326